INVESTMENTS IN AFFILIATES - Components (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investment [Roll Forward]
Balance as of January 1,			$ 571,782	$ 703,225
Additions			7,348	88,423
Capitalized Interest			15,996	14,965
Dividends			(36,726)	(49,023)
Equity in net losses of affiliates			(45,799)	(12,095)
Impairment of investment in affiliate		$ (149,400)	(500)	(149,389)
Share of other comprehensive income of affiliates	[1]		(3,296)	(24,324)	$ 1,616
Balance as at December 31,		$ 571,782	$ 508,805	$ 571,782	$ 703,225

[1]	No tax impact for the years ended December 31, 2019, 2018 and 2017.